PENSION PLAN (Tables)	12 Months Ended
Dec. 31, 2023
Employee Benefits [Abstract]
Disclosure of obligations and plan assumptions

As at December 31
($ millions)	2023	2022
Registered defined benefit net asset	(5)	(17)
Supplemental defined benefit net obligation	14	11
Net employee benefit obligations (assets)	9	(6)
Principal actuarial assumptions used:

As at December 31
(weighted average percent)	2023	2022
Discount rate	4.6	5.3
Future pension earning increases	4.0	4.0
Assumptions regarding future mortality are based on published statistics and mortality tables. The current longevities underlying the values of the liabilities in the defined plans are as follows:

As at December 31
(years)	2023	2022
Longevity at age 65 for current pensioners
Males	22.1	22.0
Females	24.4	24.4
Longevity at age 65 for current member aged 45
Males	23.0	23.0
Females	25.4	25.3

Disclosure of analysis of present value of defined benefit obligations
Defined Benefit Obligations

As at December 31 ($ millions)	2023		2022
	Registered Plans	Supplemental Plan	Registered Plan	Supplemental Plan
Present value of unfunded obligations	—	14	—	11
Present value of funded obligations	250	—	207	—
Total present value of obligations	250	14	207	11
Fair value of plan assets	255	—	224	—
Recognized defined benefit assets (obligations)	5	(14)	17	(11)

Disclosure of fair value of plan assets	Registered Defined Benefit Pension Plan Assets Comprise

As at December 31
(Percent)	2023	2022
Equity securities	59	59
Debt	35	34
Other	6	7
	100	100

Disclosure of movement in benefit obligation and plan assets, recognized expenses, and actuarial gains and losses
Movement in the Present Value of the Defined Benefit Pension Obligation

	2023		2022
($ millions)	Registered Plans	Supplemental Plan	Registered Plan	Supplemental Plan
Defined benefits obligations at January 1	207	11	257	17
Benefits paid by the plan	(11)	(1)	(19)	(1)
Current service costs	18	1	23	1
Interest expense	11	1	8	—
Actuarial losses (gains) in other comprehensive income	25	2	(62)	(6)
Defined benefit obligations at December 31	250	14	207	11
Movement in the Present Value of Registered Defined Benefit Pension Plan Assets

($ millions)	2023	2022
Fair value of plan assets at January 1	224	268
Contributions paid into the plan	17	15
Benefits paid by the plan	(11)	(19)
Return on plan assets	13	(49)
Interest income	12	9
Fair value of registered plan assets at December 31	255	224
Expense Recognition in Earnings

For the years ended December 31
($ millions)	2023	2022
Registered Plan
Current service costs	19	24
Interest on obligation	11	8
Interest on plan assets	(12)	(9)
	18	23
The expense is recognized in the following line items in the consolidated statement of comprehensive income:

For the years ended December 31
($ millions)	2023	2022
Registered Plan
Operating expenses	8	11
General and administrative expense	10	12
	18	23
Actuarial Gains and Losses Recognized in Other Comprehensive Income

	2023			2022
($ millions)	Registered Plans	Supplemental Plan	Total	Registered Plan	Supplemental Plan	Total
Balance at January 1	1	3	4	(9)	(2)	(11)
Remeasurements:
Financial assumptions	(16)	(1)	(17)	54	3	57
Experience adjustments	(3)	(1)	(4)	(7)	2	(5)
Return on plan assets excluding interest income	10	—	10	(37)	—	(37)
Recognized gain during the period after tax	(9)	(2)	(11)	10	5	15
Balance at December 31	(8)	1	(7)	1	3	4